Lease (Details) - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases	Dec. 31, 2023 USD ($)
Schedule of Minimum Future Annual Payments Under Non Cancellable Leases [Abstract]
2024	$ 404,745
2025	351,352
2026	56,916
2027
Thereafter
Total future minimum lease payments, undiscounted	813,013
Less: Imputed interest	(3,730)
Present value of future minimum lease payments	$ 809,283